Investment Securities - Schedule of Amortized Cost and Fair Values of Investment Securities, with Gross Unrealized Gains and Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities
Amortized cost	$ 2,803,430	$ 2,147,276
Gross unrealized gain	15,477	22,296
Gross unrealized losses	(18,621)	(10,719)
Estimated fair value	2,800,286	2,158,853
Schedule of Held-to-maturity Securities
Amortized cost	98,928	116,960
Gross unrealized gains	2,910	3,392
Gross unrealized losses	(877)	(871)
Estimated fair value	100,961	119,481
Fair value of securities held as collateral	1,400,000	1,400,000
U.S. Government-Sponsored Enterprise Obligations
Schedule of Available-for-sale Securities
Amortized cost	252,514	317,386
Gross unrealized gain	1,161	1,700
Gross unrealized losses	(1,592)	(3,533)
Estimated fair value	252,083	315,553
Schedule of Held-to-maturity Securities
Amortized cost		10,000
Gross unrealized gains		88
Gross unrealized losses		0
Estimated fair value		10,088
Obligations of State and Political Subdivisions
Schedule of Available-for-sale Securities
Amortized cost	182,541	86,513
Gross unrealized gain	5,429	3,679
Gross unrealized losses	(9)	(2)
Estimated fair value	187,961	90,190
Schedule of Held-to-maturity Securities
Amortized cost	69,979	77,597
Gross unrealized gains	2,803	3,153
Gross unrealized losses	(101)	(145)
Estimated fair value	72,681	80,605
Mortgage-Backed Securities
Schedule of Available-for-sale Securities
Amortized cost	2,272,879	1,741,917
Gross unrealized gain	8,457	16,882
Gross unrealized losses	(16,523)	(7,184)
Estimated fair value	2,264,813	1,751,615
Schedule of Held-to-maturity Securities
Amortized cost	28,949	29,363
Gross unrealized gains	107	151
Gross unrealized losses	(776)	(726)
Estimated fair value	28,280	28,788
Other Securities
Schedule of Available-for-sale Securities
Amortized cost	95,496	1,460
Gross unrealized gain	430	35
Gross unrealized losses	(497)	0
Estimated fair value	$ 95,429	$ 1,495